Accruals and Other Liabilities	12 Months Ended
Dec. 31, 2022
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accruals and Other Liabilities
14.	Accruals and Other Liabilities
Accruals and other liabilities consisted of the following:

	As of December 31,
	2021	2022
Payables for purchase of property, plant and equipment	843,732	1,624,432
Payables for R&D expenses	939,488	1,023,344
Employee compensation payable s	810,730	729,806
Payables for marketing events	679,120	483,059
Accrued expenses	364,647	417,396
Deposits from third parties	241,468	386,412
Warranty provisions	105,068	216,260
Advance from customers	208,281	113,730
Tax payable s	73,755	51,147
Interest payables	54,191	39,082
Refundable deposit from customers	18,752	26,806
Debt from a third party investor (i)	106,596	—
Derivative liabilities (Note 5)	48,605	—
Others	316,674	472,355

Total	4,811,107	5,583,829

Accrued expenses primarily included receipts of goods and services that the Group had not been invoiced yet. As the Group are invoiced for these goods and services, this balance will decrease and accounts payable will increase.
(i) On September 19, 2019, the Group entered into a partnership agreement with Guangzhou Industrial Transformation and Upgrading Development Fund Co., Limited (“Industrial Fund”) and Shenzhen Antuo Hengyuan Fund management Co., Limited (“Shenzhen Antuo”) to set up a limited liability partnership entity (the “Kunpeng Kechuang LLP”). Industrial Fund and Shenzhen Antuo subscribed for RMB98,000 and RMB10 paid in capital in Kunpeng Kechuang LLP in return for 24.5% and 0.0025%, of the interests in the partnership, respectively. On October 22, 2019 and October 24, 2019, Industrial Fund and Shenzhen Antuo injected RMB98,000 and RMB10 in cash to Kunpeng Kechuang LLP, respectively.
Pursuant to the investment agreement, Industrial Fund and Shenzhen Antuo do not have substantive participating rights in Kunpeng Kechuang LLP nor they are able to transfer their interests in Kunpeng Kechuang LLP to other third party. In addition, at any time within three years, the Group is entitled to, upon its request or is obligated to, or upon Industrial Fund’s request, purchase from Industrial Fund all of its interests in Kunpeng Kechuang LLP at its investment amount paid plus interest calculated at the current annual interest rate of the
3-year
Treasury Bond in the PRC. Upon the exit of Industrial Fund, Kunpeng Kechuang LLP will be dissolved and Shenzhen Antuo will be entitled to its investment amount paid amounting to RMB10. Based on such arrangements, the Group consolidated Kunpeng Kechuang LLP. The investments by Industrial Fund and Shenzhen Antuo was accounted for as a liability because liability classification is required when the Group enters into a purchased call and written put with the third party investor, and the put and call have the same fixed exercise price and exercise date.
The interest payable for the investment by Industrial Fund calculated at the current annual interest rate of the
3-year
Treasury Bond in the PRC amounted to RMB8,586 as of December 31, 2021. In September 2022, the Group repaid the principal amounting to RMB98,000 and related interest amounting to RMB9,516, and then Industrial Fund exited.